Gator Capital Long/Short Fund
Schedule of Investments
July 31, 2025 (Unaudited)
COMMON STOCKS — LONG — 87.38% Shares Fair Value
Banks — 27.97%
Axos Financial, Inc.
(a)
25,000 $ 2,158,750
Banc of California, Inc. 56,600 821,832
Bridgewater Bancshares, Inc.
(a)
24,000 373,440
Business First Bancshares, Inc. 2,265 53,794
Capital Bancorp, Inc. 19,915 626,924
Chain Bridge Bancorp, Inc.
(a)
24,900 658,356
ConnectOne Bancorp, Inc. 60,800 1,400,224
Customers Bancorp, Inc.
(a)
27,200 1,734,000
Dime Community Bancshares, Inc. 7,063 195,716
First Business Financial Services, Inc. 7,500 357,150
First Citizens BancShares, Inc., Class A 900 1,795,284
First Internet Bancorp 10,000 219,300
Homestreet, Inc.
(a)
38,232 500,075
OFG Bancorp 19,991 852,016
Old Second Bancorp, Inc. 43,900 744,983
OP Bancorp 38,573 493,734
UMB Financial Corp. 16,000 1,759,840
Unity Bancorp, Inc. 5,051 248,055
Webster Financial Corp. 15,000 864,750
Western Alliance Bancorp 24,000 1,861,440
17,719,663
Casinos & Gaming — 0.38%
Caesars Entertainment, Inc.
(a)
9,000 240,120
Computer Hardware & Storage — 1.28%
Dell Technologies, Inc., Class C 4,000 530,760
Hewlett Packard Enterprise Co. 13,500 279,315
810,075
Consumer Finance — 4.80%
SLM Corp. 68,000 2,162,400
Synchrony Financial 12,600 877,842
3,040,242
Data & Transaction Processors — 7.19%
Block, Inc.
(a)
12,000 927,120
Global Payments, Inc. 15,900 1,271,205
Visa, Inc., Class A 1,900 656,393
WEX, Inc.
(a)
10,000 1,696,800
4,551,518
Data Processing & Outsourced Services — 1.68%
PayPal Holdings, Inc.
(a)
15,500 1,065,780
Diversified Banks — 6.65%
Barclays PLC - ADR 108,000 2,118,960
BNP Paribas SA - ADR 32,000 1,459,200
Societe Generale SA - ADR 50,000 639,500
4,217,660

Gator Capital Long/Short Fund
Schedule of Investments (continued)
July 31, 2025 (Unaudited)
COMMON STOCKS — LONG — 87.38% - continued Shares Fair Value
Institutional Brokerage — 4.22%
Interactive Brokers Group, Inc., Class A 40,800 $ 2,674,848
Insurance Brokers & Services — 0.59%
Kingstone Companies, Inc.
(a)
22,629 370,889
Internet Media & Services — 2.44%
Meta Platforms, Inc., Class A 2,000 1,546,880
Investment Companies — 0.19%
BBX Capital, Inc.
(a)
32,801 121,364
Investment Management — 2.99%
Invesco Ltd. 75,000 1,575,750
WisdomTree Investments, Inc. 24,074 319,462
1,895,212
Life Insurance — 6.94%
Corebridge Financial, Inc. 46,500 1,653,540
Genworth Financial, Inc., Class A
(a)
160,000 1,257,600
Jackson Financial, Inc., Class A 17,000 1,488,520
4,399,660
Private Equity — 4.49%
The Carlyle Group, Inc. 20,000 1,213,200
Victory Capital Holdings, Inc., Class A 23,590 1,625,587
2,838,787
Real Estate Services — 2.14%
Anywhere Real Estate, Inc.
(a)
294,000 1,358,280
Specialty & Generic Pharmaceuticals — 0.77%
Viatris, Inc. 56,000 489,440
Wealth Management — 12.66%
Ameriprise Financial, Inc. 2,500 1,295,475
Robinhood Markets, Inc., Class A
(a)
20,000 2,061,000
Stifel Financial Corp. 12,000 1,369,440
UBS Group AG 46,000 1,717,180
Virtus Investment Partners, Inc. 8,200 1,585,142
8,028,237
Total Common Stocks — Long — (Cost $35,190,669) 55,368,655
PREFERRED STOCKS — LONG — 4.55%
Specialty Finance — 4.55%
AG Mortgage Investment Trust, Inc., Series C, 8.00% 36,000 910,080
Chimera Investment Corp., Series B, 8.00% 14,391 359,775
Chimera Investment Corp., Series D, 8.00% 19,717 486,615
Federal National Mortgage Association, Series O, 7.00%
(a)
5,243 127,143
Federal National Mortgage Association, Series R, 7.63%
(a)
30,185 373,328
SLM Corp., Series B, 1.70% 8,276 624,838
Total Preferred Stocks — Long — (Cost $1,976,682) 2,881,779

Gator Capital Long/Short Fund
Schedule of Investments (continued)
July 31, 2025 (Unaudited)
MONEY MARKET FUNDS - 7.75% Shares Fair Value
First American Government Obligations Fund - Class X, 4.23%
(b)
4,910,014 $ 4,910,014
Total Money Market Funds (Cost $4,910,014) 4,910,014
Total Investments — 99.68% (Cost $42,077,365) 63,160,448
Other Assets in Excess of Liabilities — 0.32% 200,725
NET ASSETS — 100.00% $ 63,361,173
(a) Non-income producing security.
(b) Rate disclosed is the seven day effective yield as of July 31, 2025.
ADR - American Depositary Receipt

Gator Capital Long/Short Fund
Schedule of Securities Sold Short
July 31, 2025 (Unaudited)
COMMON STOCKS — SHORT — (16.91)% Shares Fair Value
Banks — (7.32)%
Bank of Hawaii Corp. (10,000) $ (618,800)
Capitol Federal Financial, Inc. (23,300) (140,266)
Citigroup, Inc. (14,000) (1,311,800)
First Financial Bankshares, Inc. (6,250) (216,375)
Hingham Institution for Savings (2,354) (576,448)
Northwest Bancshares, Inc. (9,142) (106,961)
Park National Corp. (1,700) (275,179)
Renasant Corp. (8,100) (296,784)
Toronto-Dominion Bank (The) (15,000) (1,093,200)
(4,635,813)
Commercial Vehicles — 0.00%
Nikola Corp.
(a)
(333) (10)
Industrial Wholesale & Rental — (0.76)%
SiteOne Landscape Supply, Inc.
(a)
(3,500) (482,405)
Insurance Brokers — (0.44)%
Arthur J. Gallagher & Co. (960) (275,760)
Investment Companies — (0.09)%
TriplePoint Venture Growth BDC Corp. (8,500) (58,480)
Investment Management — (0.56)%
T. Rowe Price Group, Inc. (3,500) (355,075)
Mass Merchants — (0.46)%
Walmart, Inc. (3,000) (293,940)
Mortgage Finance — (1.22)%
AGNC Investment Corp. (14,600) (137,678)
Essent Group Ltd. (9,000) (503,910)
Federal National Mortgage Association
(a)
(15,600) (125,112)
(766,700)
Non-Alcoholic Beverages — (0.02)%
Oatly Group AB - ADR
(a)
(782) (11,902)
Office REITs — (1.33)%
Corporate Office Properties Trust (15,000) (409,200)
Cousins Properties, Inc. (16,000) (433,600)
(842,800)
P&C Insurance — (3.79)%
American International Group, Inc. (12,000) (931,560)
NMI Holdings, Inc., Class A
(a)
(19,291) (719,940)
Radian Group, Inc. (23,000) (750,030)
(2,401,530)
Packaged Food — (0.01)%
Beyond Meat, Inc.
(a)
(1,600) (4,864)
Regional Banks — (0.91)%
KeyCorp (32,000) (573,440)
Total Common Stocks - Short (Proceeds Received $10,515,860) (10,702,719)

Gator Capital Long/Short Fund
Schedule of Securities Sold Short (continued)
July 31, 2025 (Unaudited)
EXCHANGE-TRADED FUNDS — SHORT — (0.08)% Shares Fair Value
Direxion Daily Financial Bear 3X Shares (11,700) $ (51,831)
Total Exchange-Traded Funds - Short (Proceeds Received $499,663) (51,831)
Total Securities Sold Short - (16.99)% (Proceeds Received $11,015,523) (10,754,550)
(a) Non-income producing security.
ADR - American Depositary Receipt